UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: December 31, 2002

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Kinetics Asset Management, Inc.
Address: 470 Park Avenue South
4th Floor South
New York, N.Y. 10016

13F File Number: none

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance
Phone: 646-495-7347
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
February 10, 2003

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total:  117
Form Information Table Value Total: $232,353,090



NAME OF ISSUER					TITLE OF CLASS       CUSIP
	VALUE  SHARES INV. DISCRET.
MARKET      SHARES DISC


LIBERTY MEDIA CORPORATION-CLASS A-
Common-
530718105
3933600
440000
sole
ALLEGHANY CORP-
common-
017175100
537115
3026
sole
ANGLO AMERICAN PLC ADR-
common-
03485P102
175200
12000
sole
ASCENT MEDIA GROUP-
common-
043634104
343056
306300
sole
BARRA INC-
Common-
068313105
6062967
199900
sole
BERKSHIRE HATHAWAY INC-CLASS B-
common-
084670207
2423000
1000
sole
CACI INTL INC-
common-
127190304
6702458
188060
sole
CENTERPOINT ENERGY, INC-
sole-
15189T107
1224000
144000
sole
CHECKFREE CORP-
common-
162813109
6731612
420700
sole
COGNIZANT TECH SOLUTIONS COR-
Common-
192446102
4767180
66000000
sole
COMDISCO HOLDING COMPANY, INC-
common-
200334100
1131000
14200
sole
COMDISCO HOLDING COMPANY, INC-
rights-
200534118
269050
3281092
sole
COMMONWEALTH TELEPHONE ENTPR-
Common-
203349105
9013760
251500
sole
COMMONWEALTH TELEPHONE ENTPR-CLASS B-
Common-
203349204
514500
14000
sole
COMPUCOM SYSTEMS INC-
common-
204780100
68442
12200
sole
DELL COMPUTER CORP-
common-
247025109
1604400
60000
sole
DEUTSCHE BOERSE AG-
common-
7021963
4858196
112700
sole
DYNAMIC RESEARCH CORPORATION-
common-
268057106
700500
50000
sole
E SPEED  INC CL A-
common-
296643109
15807611
933100
sole
E*TRADE GROUP INC-
common-
269246104
1215000
250000
sole
EDISON INTERNATIONAL-
common-
281020107
2356373
198850
sole
EURONEXT-
common-
7153758
5721062
259600
sole
FIDELITY NATIONAL INFO SOLUTIONS-
common-
31620P109
1234617
71572
sole
FIDELITY NATIONAL FINANCIAL-
common-
316326107
5064022
154250
sole
FINOVA GROUP INC-
common-
317928109
107328
670800
sole
GEMSTAR T V GUIDE INTERNATIONAL INC-
common-
36833W106
16250
5000
sole
GETTY IMAGES INC-
common-
374276103
140530
4600
sole
GIGA INFORMATION GROUP INC-
common-
37517M109
115000
92000
sole
GLOGAL LIGHT TELECOMMUNICATIONS INC-
common-
37934X100
7
34000
sole
GROUPE BRUXELLES LAMBERT-
common-
7097328-Sedol
11838900
289200
sole
HARRIS INTERACTIVE INC-
common-
414549105
2961800
1004000
sole
INTERACTIVE DATA CORPORATION-
common-
45840J107
213125
15500
sole
KNIGHT TRADING GROUP INC-
common-
499063105
47900
10000
sole
KROLL INC-
common-
501049100
18099288
948600
sole
LEUCADIA NATIONAL CORP-
common-
527288104
14358194
384835
sole
LEVEL 3 COMMUNICATIONS INC 6% CONV-
convertible-
52729NAS9
1938500
4700000
sole
LEVEL 3 COMMUNICATIONS INC-
common-
52729N100
2793000
568000
sole
LONDON STOCK EXCHANGE OLC-
common-
G8502Z101
800116
157400
sole
LYNCH CORP-
common-
551137102
223200
28800
sole
LYNCH INTERACTIVE CORPORATION-
Common-
551146103
5707785
215390
sole
M & T BANK CORPORATION-
common-
55261F104
1110900
14000
MARKEL CORPORATION-
common-
570535104
123300
600
sole
MARKETWATCH.COM INC-
Common-
570619106
1193404
244000
sole
MARVEL ENTERPRISES INC PFD CPNV EXCHANGEABLE 8%-
preferred convertible-
57383M207
114212
11714
sole
MORGAN GROUP HOLDING CO-
common-
61735R104
13361
199165
sole
NET RATINGS INC-
common-
64116M108
41034
5700
sole
NEWMONT MINING CORPORATION-
common-
651639106
3170803
109225
sole
PARGESA HOLDINGS-
common-
4671026-SEDOL
7044627
3898
sole
P G & E CORP-
common-
69331C108
2928730
210700
sole
PRIMACOM AG
common-
74154N108
152597
611000
sole
PROGRESSIVE CORP-
common-
743315103
148890
3000
sole
PROQUEST COMPANY-
common-
74346P102
54880
2800
sole
PSION PLC-
common-
709545
8292
10000
sole
RCN CORPORATION-
Common-
749361101
1935
3650
sole
R.H. DONNELLEY CORPORATION-
common-
74955W307
630165
21500
sole
REGISTER.COM INC-
common-
75914G101
63000
14000
sole
RELIANT RESOURCES INC-
COMMON-
75952B105
544000
170000
sole
SAFEGUARD SCIENTIFICS SUB NTS CONV 5%-
Convertible notes-
786449AE8
16335000
25950000
sole
SCRIPPS E W OHIO CL A-
common-
811054204
3601260
46800
sole
STILLWATER MINING COMPANY-
common-
86074Q102
64200
12000
sole
SUNCOR ENERGY INC-
common-
867229106
299297
19100
sole
SUNSHINE PCS CORP-
common-
86783P106
31796
158740
sole
TELEPHONE & DATA SYSTEMS INC-
Common-
879433100
244504
5200
sole
TICKETMASTER ONLINE-CITYSEARCH INC-
common-
88633P203
1273200
60000
sole
TREDEGAR CORPORATION-
Common-
894650100
48000
3200
sole
TRIZEC HAHN CORP 3% 01/29/2021-
convertible bond-
896938AB3
2112556
3815000
sole
U S A INTERACTIVE-
common-
902984103
25882
1119
sole
U S A INTERACTIVE-
warrants-
902984111
673
84
sole
U S A INTERACTIVE-
cpnvertible preferred-
902984202
5084422
108180
sole
UNITEDGLOBALCOM INC-CL A-
Common-
913247508
2879104
1199627
sole
UNITED PAN-EUROPE COMMUNICATIONS NV-
common-
911300200
56637
1410100
sole
WASHINGTON POST COMPANY-
common-
939640108
8302500
11250
sole
WESCO FINL CORP-
common-
950817106
2107660
6800
sole
WHITE MOUNTAINS INSURANCE GROUP LIMITED-
common-
G9618E107
2543625
7875
sole
WILEY JOHN & SONS INC CL A
common-
968223206
1928003
80300
sole
WILEY JOHN & SONS INC CL B-
common-
968223305
358050
15000
sole
WILLIAMS COMPANIES INC-
common-
969457100
2203200
816000
sole
WILLIAMS COMPANIES INC 9% 2/16/05-
convertible preferred-
969457886
151430
19000
sole
ABBOTT LABORATORIES
Common-
002824100
680000
17000
sole
AMGEN INC-
Common-
031162100
1560174
32275
sole
AVAX TECHNOLOGIES INC-
common-
7050
50000
sole
AVENTIS SA-
Common-
053561106
650280
12000
sole
BIO TECHNOLOGY GENERAL CORPORATION-
Common-
090578105
105633
33000
sole
BIOGEN INC-
Common-
09597105
560840
14000
sole
BIOMIRA INC-
Common-
0961R106
34410
37000
sole
CELL GENESYS INC-
common-
150921104
130745
11725
sole
CELL PATHWAYS INC-
common-
15114R101
5330
13000
sole
CHIRON CORPORATION-
Common-
170040109
1240800
33000
sole
ELAN CORPORATION-
common-
284131208
21980
8935
sole
ELAN CORPORATION PLC-CONTINGENT VALUE RIGHT-
right-
G29539148
31
31000
sole
ENTREMED INC-
common-
29382F103
9460
11000
sole
GENENTECH INC-
Common-
368710406
878077
26480
sole
GENZYME CORPORATION-
Common-
372917104
1153230
39000
sole
GENZYME MOLECULAR ONCOLOGY-
Common-
372917500
29750
17000
sole
GLAXO SMITHKLINE-
Common-
37733W105
849331
22673
sole
HUMAN GENOME SCIENCES INC-
Common-
444903108
149770
17000
sole
HUMAN GENOME SCIENCES INC 5% 2/01/07-
convertible bond-
444903AF5
324563
450000
sole
IDEC PHARMACEUTICALS CORPORATION-
Common-
449370205
1127780
34000
sole
ILEX ONCOLOGY INC-
Common-
451923106
204740
29000
sole
IMPATH INC-
Common-
45255G101
473280
24000
sole
JOHNSON & JOHNSON
Common-
478160104
537100
10000
sole
ELI LILLY AND COMPANY-
Common-
532457108
1016000
16000
sole
MGI PHARMA INC-
Common-
552880106
72500
10000
sole
MEDAREX INC-
common-
583916101
55300
10000
sole
MEDIMMUNE INC-
Common-
584699102
747175
27500
sole
MERCK & CO INC-
Common-
589331107
543456
9600
sole
MILLENIUM PHARMACEUTICALS INC-
Common-
599902103
161150
20296
sole
NEO RX CORPORATION-
Common-
640520300
11610
27000
sole
NOVARTIS AG ADR-
Common-
66987V109
1799770
49000
sole
ONYX PHARMACEUTICALS INC-
common-
683399109
69720
12000
sole
PFIZER INC-
common-
717081103
330156
10800
sole
PHARMACIA CORP-
Common-
71713U102
1694530
40539
sole
PROTEIN DESIGN LABS INC-
common-
74369L103
85000
10000
sole
RIBOZYME PHARMACEUTICALS INC-
common-
762567105
3120
13000
sole
ROCHE HOLDING AG ADR-
Common-
771195104
278732
4000
sole
TARGETED GENETICS CORPORATION-
common-
87612M108
4000
10000
sole
WYETH-
common-
983024100
1043460
27900
sole
232353090

/DOCUMENT
/SUBMISSION